SUPPLEMENT TO THE PROSPECTUS OF

TCW GALILEO FUNDS, INC.

Dated: February 28, 2005

Under the section titled “To Open an Account” on page 42, the mailing addresses and wiring instructions are amended to change the addresses and wiring instructions as follows:

Via Regular Mail

TCW Galileo Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

TCW Galileo Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

Wire: Have your bank send your investment to:

U.S. Bank, N.A.

777 E. Wisconsin Avenue

Milwaukee, WI 53202

ABA No. 075000022

Credit: U.S. Bancorp Fund Services, LLC

Account Number: 182380074993

Further Credit: TCW Galileo                      Fund

(Name on the Fund Account)

(Fund Account Number)

Under the section titled “To Sell or Exchange Shares” on page 43, the mailing addresses are changed to be as follows:

Via Regular Mail

TCW Galileo Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

TCW Galileo Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

The transfer agent name on page 43 is changed to U.S. Bancorp Fund Services, LLC. The telephone number of the transfer agent outside the U.S. is changed to (414) 765-4124.

Under the section titled “For More Information” on page 51, the mailing address is changed as follows:

TCW Galileo Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

September 16, 2005

GALintip 9/05